Label	Element	Value
Dimensional International Sustainability Core 1 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dimensional International Sustainability Core 1 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dimensional International Sustainability Core 1 ETF (the “International Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold or sell shares of the International Sustainability ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Sustainability ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is meant to help you compare the cost of investing in the International Sustainability ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the International Sustainability ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.
The Portfolio is designed to purchase a broad and diverse group of securities of non‑U.S. companies in developed markets. The Portfolio invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non‑U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.
The Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non‑fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage by which the Portfolio’s allocation to securities of the largest high relative price companies is reduced will change due to market movements, sustainability impact considerations and other factors. Additionally, the representation of securities in the Portfolio as compared to their representation in developed non‑U.S. markets may be impacted by the Portfolio’s sustainability impact considerations.
The Advisor may also increase or reduce the Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.
The Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The above-referenced investments are not subject to, although they may incorporate, the Portfolio’s sustainability impact considerations.

The Portfolio may lend its portfolio securities to generate additional income.
The Advisor intends to take into account the impact that companies may have on the environment and other sustainability considerations when making investment decisions for the Portfolio. Relative to a portfolio without these considerations, the Portfolio will exclude or underweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be less sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. Similarly, relative to a portfolio without sustainability impact considerations, the Portfolio will overweight securities of companies that, according to the Portfolio’s sustainability impact considerations, may be more sustainable as compared either to other companies in the Portfolio’s investment universe or other companies with similar business lines. In considering sustainability impact and other factors that the Advisor believes may be important to investors, the Advisor will consider greenhouse gas emissions intensity, fossil fuel reserves, land use, cluster munitions manufacturing, landmine manufacturing, civilian firearms manufacturing, biodiversity, involvement in toxic spills or releases, operational waste, water use, tobacco, palm oil, coal, the ownership or operation of private prisons and/or immigrant detention facilities, child labor, factory farming activities, and severe environmental, social, or governance controversies, among other factors. In particular, the Portfolio will exclude companies the Advisor considers to have high greenhouse gas emissions intensity or fossil fuel reserves relative to other issuers. The Advisor may engage third party service providers to provide research and/or ratings information relating to the Portfolio’s sustainability impact considerations with respect to securities in the portfolio, where information is available from such providers.
The Portfolio may periodically modify, add, or remove certain sustainability impact considerations. (See “Additional Information on Investment Objectives and Policies—Applying the Portfolios’ Sustainability Impact Considerations” in the Prospectus.)
The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the value of your investment in the International Sustainability ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Small and Mid‑Cap Company Risk: Securities of small and mid‑cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid- cap company security at a desired time or price. As a result, small and mid‑cap company stocks may fluctuate relatively more in price. In general, small and mid‑capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio does not hedge foreign currency risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. The Portfolio does not hedge foreign currency risk.
Sustainability Impact Consideration Investment Risk: The Portfolio’s sustainability impact considerations may limit the number of investment opportunities available to the Portfolio, and as a result, at times, the Portfolio may underperform funds that are not subject to such sustainability impact considerations. For example, the Portfolio may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Portfolio may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Portfolio may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Portfolio’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks. The Advisor may also not be able to assess the sustainability impact of each company eligible for purchase by the Portfolio. For example, the Advisor may not be able to determine an overall sustainability impact score for each company based on the sustainability considerations because the third party service providers may not have data on the entire universe of companies considered by the Advisor for the Portfolio, or may not have information with respect to each factor considered as a sustainability impact consideration. Furthermore, “sustainability” is not uniformly defined, and there are significant differences in interpretations of what it means for a company to meet sustainability criteria. The Advisor’s assessment of a company’s sustainability impact may differ from assessments made by other funds, managers, or investors. As a result, there is no guarantee that the Portfolio’s investments will reflect the sustainability considerations of any particular investor.
Market Trading Risk: Active trading markets for the Portfolio’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid‑ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non‑hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Large Shareholder Risk: Certain shareholders, including other funds or accounts advised by the Advisor, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Advisor, an authorized participant, a lead market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time solely to facilitate commencement of the Portfolio or to facilitate the Portfolio achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Portfolio would be maintained at such levels or that the Portfolio would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Portfolio. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the International Sustainability ETF will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not available for the International Sustainability ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://us.dimensional.com/etfs.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the International Sustainability ETF because it has not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.dimensional.com/etfs
Dimensional International Sustainability Core 1 ETF | Dimensional International Sustainability Core 1 ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.24%
1 Year	rr_ExpenseExampleYear01	$ 25
3 Year	rr_ExpenseExampleYear03	84
1 Year	rr_ExpenseExampleNoRedemptionYear01	25
3 Year	rr_ExpenseExampleNoRedemptionYear03	$ 84

[1]	The Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]
Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Portfolio’s Board of Trustees prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty‑six months after such fee waiver and/or expense assumption.